Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment

(a)	Property, plant and equipment as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019					2020
	Acquisition cost		Accumulated depreciation and impairment loss	Government grants	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Government grants	Book value
Land	￦	2,527,972	(1,913)	—	2,526,059	2,592,705	(2,618)	—	2,590,087
Buildings		9,227,064	(5,010,770)	(840)	4,215,454	9,417,295	(5,250,281)	(5,614)	4,161,400
Structures		6,066,000	(3,161,453)	(41)	2,904,506	6,363,370	(3,338,075)	(69)	3,025,226
Machinery and equipment		47,548,589	(30,326,324)	(4,001)	17,218,264	48,435,445	(31,570,233)	(7,905)	16,857,307
Vehicles		305,275	(272,977)	(13)	32,285	310,078	(272,705)	(217)	37,156
Tools		418,829	(348,032)	(46)	70,751	423,927	(363,360)	(266)	60,301
Furniture and fixtures		658,467	(528,066)	(269)	130,132	670,079	(542,217)	(403)	127,459
Lease assets		970,891	(196,309)	—	774,582	1,093,817	(320,117)	—	773,700
Bearer plants		138,818	(14,625)	—	124,193	171,160	(21,195)	—	149,965
Construction-in- progress		2,800,412	(856,548)	(14,117)	1,929,747	2,474,766	(850,839)	(6,387)	1,617,540

	￦	70,662,317	(40,717,017)	(19,327)	29,925,973	71,952,642	(42,531,640)	(20,861)	29,400,141

Changes in Carrying Amount of Property, Plant and Equipment

(b)	Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2019 and 2020 were as follows:

1)	For the year ended December 31, 2019

(in millions of Won)	Beginning		Acquisitions	Business Combination	Disposals	Depreciation	Impairment loss(*1,2)	Others(*3)	Ending
Land	￦	2,548,002	6,550	—	(2,128)	—	—	(26,365)	2,526,059
Buildings		4,402,452	39,551	22,836	(10,376)	(314,107)	(90,036)	165,134	4,215,454
Structures		2,917,924	49,931	2	(3,350)	(228,616)	(27,217)	195,832	2,904,506
Machinery and equipment		18,518,129	175,743	1,216	(78,236)	(2,250,022)	(309,604)	1,161,038	17,218,264
Vehicles		31,341	8,027	189	(742)	(15,057)	(559)	9,086	32,285
Tools		66,164	19,178	5,792	(1,340)	(28,537)	(2,106)	11,600	70,751
Furniture and fixtures		136,287	34,618	252	(1,630)	(36,309)	(1,808)	(1,278)	130,132
Lease assets(*4)		137,564	72,640	490	(8,401)	(130,905)	—	703,194	774,582
Bearer plants		80,771	—	—	—	(5,916)	—	49,338	124,193
Construction-in- progress		1,179,639	2,261,663	17,697	(24,840)	—	(10,150)	(1,494,262)	1,929,747

	￦	30,018,273	2,667,901	48,474	(131,043)	(3,009,469)	(441,480)	773,317	29,925,973

(*1)
During the year ended December 31, 2019, the Controlling Company estimated recoverable amount of individual assets in CEM and
Fe-Si
factories that ceased operations due to the disposal plan and others. The Company measured recoverable amounts based on appraisal value or scrap value. The Company recognized impairment losses of
￦
205,396 million since recoverable amounts are less than their carrying amounts.

(*2)
As of December 31, 2019, POSCO YAMATO VINA STEEL JOINT STOCK COMPANY (formerly, POSCO SS VINA JOINT STOCK COMPANY), a subsidiary, performed impairment test due to the continued operating losses and recognized impairment losses amounting to
￦
204,546 million, since recoverable amount based on
value-in-use
is less than its carrying amount.

(*3)
Represents assets transferred from construction-in-progress to intangible assets and other property, plant and equipment, reclassifications with investment property resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

(*4)	On the date of initial application of IFRS No. 16 “Leases” (January 1, 2019), recognition of ￦ 704,458 million of right-of-use assets is included in others.

2)	For the year ended December 31, 2020

(in millions of Won)	Beginning		Acquisitions	Disposals	Depreciation	Impairment loss(*1)	Others(*2)	Ending
Land	￦	2,526,059	29,639	(2,633)	—	3,490	33,532	2,590,087
Buildings		4,215,454	13,825	(6,296)	(319,774)	(3,778)	261,969	4,161,400
Structures		2,904,506	85,958	(6,661)	(231,737)	(883)	274,043	3,025,226
Machinery and equipment		17,218,264	138,533	(27,966)	(2,298,951)	(8,080)	1,835,507	16,857,307
Vehicles		32,285	6,475	(546)	(14,599)	—	13,541	37,156
Tools		70,751	20,230	(211)	(38,838)	—	8,369	60,301
Furniture and fixtures		130,132	23,352	(2,908)	(43,832)	(519)	21,234	127,459
Lease assets		774,582	204,699	(9,300)	(172,029)	—	(24,252)	773,700
Bearer plants		124,193	118	(155)	(7,971)	—	33,780	149,965
Construction-in-progress		1,929,747	2,835,921	(7,001)	—	(17,270)	(3,123,857)	1,617,540

	￦	29,925,973	3,358,750	(63,677)	(3,127,731)	(27,040)	(666,134)	29,400,141

(*1)	The Company estimated the recoverable amount of individual assets that it ceased their use due to the disposal plan and others at fair value less costs to sell based on sale price or scrap value and recognized an impairment loss since recoverable amounts are less than their carrying amounts for the year ended December 31, 2020. During the year ended December 31, 2020, the Company recognized impairment losses on damaged assets caused by a fire
accident.
(*2)	Represents assets transferred from construction-in-progress to intangible assets and other property, plant and equipment, reclassifications with investment property resulting from changing purpose of use, adjustments of foreign currency translation differences and others.

Borrowing Costs Capitalized and Capitalized Interest Rate

(c)	Borrowing costs capitalized and the capitalized interest rate for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019		2020
Weighted average expenditure	￦	587,628	932,298
Borrowing costs capitalized		22,775	29,653
Capitalization rate (%)		3.57 ~ 5.46	3.14 ~ 3.18

Property, Plant and Equipment and Investment Property Pledged as Collateral

(d)	Property, plant and equipment and investment property pledged as collateral as of December 31, 2019 and 2020 are as follows:

(in millions of Won)		Book value
	Collateral right holder	2019		2020
Land	Korean Development Bank and others	￦	765,307	867,820
Buildings and structures	Korean Development Bank and others		1,363,709	1,464,551
Machinery and equipment	Korean Development Bank and others		2,440,777	2,263,383

		￦	4,569,793	4,595,754

Summary of changes in right of use assets property plant and equipment

(e)	Changes in the carrying amount of right-of-use assets presented as investment property and property, plant and equipment for the years ended December 31, 2019 and 2020 were as follows:

1)	For the year ended December 31, 2019

(in millions of Won)	The date of initial application (January 1, 2019)		Acquisitions	Depreciation	Others	Ending
Land	￦	340,107	22,850	(11,461)	(9,729)	341,767
Buildings and structures		209,455	23,015	(38,853)	(22,505)	171,112
Machinery and equipment		219,877	14,610	(33,751)	15,092	215,828
Vehicles		20,555	8,735	(10,050)	(5,135)	14,105
Ships		26,499	—	(2,417)	—	24,082
others		25,529	3,430	(34,373)	13,527	8,113

	￦	842,022	72,640	(130,905)	(8,750)	775,007

2)	For the year ended December 31, 2020

(in millions of Won)	Beginning		Acquisitions	Depreciation	Others	Ending
Land	￦	341,767	18,962	(16,397)	27,387	371,719
Buildings and structures		171,112	47,374	(57,593)	10,867	171,760
Machinery and equipment		215,828	86,373	(38,909)	(24,111)	239,181
Vehicles		14,105	6,186	(9,486)	651	11,456
Ships		24,082	111,537	(29,064)	—	106,555
others		8,113	45,803	(23,786)	(2,500)	27,630

	￦	775,007	316,235	(175,235)	12,294	928,301

Summary of lease expense recognised in the income statement
(f)	The amount recognized in profit or loss related to leases for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019		2020
Interest on lease liabilities	￦	35,483	36,373
Expenses related to short-term leases		41,974	18,809
Expenses related to leases of low-value assets		14,150	14,375

	￦	91,607	69,557